Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 2,001	$ 2,859	$ 2,953
Operating costs [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	1,205	1,726	1,796
Marketing expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	603	866	886
General and administrative expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	121	164	164
Research and development expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 72	$ 103	$ 107